Environmental Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs (as a percent)	2.00%
Undiscounted environmental liabilities	$ 137	$ 148
Increase (decrease) of environmental liability due to revaluation adjustment	$ 12	(3)
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate (as a percent)	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate (as a percent)	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 80	97
Increase (decrease) of environmental liability due to revaluation adjustment	0	(5)
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	57	51
Increase (decrease) of environmental liability due to revaluation adjustment	$ 12	$ 2